Regulatory Requirements (Tables)	12 Months Ended
Dec. 31, 2020
Regulatory Assets and Liabilities Disclosure [Abstract]
Schedule of the minimum regulatory capital required and the actual amounts of capital maintained
	Minimum Regulatory Capital	Capital Levels	Excess Net	Percent of requirement
Entity Name	Requirements	Maintained	Capital	Maintained
Lion International Securities Group Limited	$386,927	$1,043,803	$656,876	270%
Lion Futures Limited	386,927	948,872	561,945	245%
Lion Asset Management Limited	12,898	27,770	14,872	215%
BC Wealth Management Limited	12,898	468,279	455,381	3631%
Lion Broker Limited (Cayman)	537,164	8,426,049	7,888,885	1569%
Total	$1,336,814	$10,914,773	$9,577,959	816%